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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2014 through November 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Select
                        Mid Cap Growth Fund

--------------------------------------------------------------------------------
                        Annual Report | November 30, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PGOFX
                        Class C     GOFCX
                        Class K     PSMKX
                        Class R     PGRRX
                        Class Y     GROYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          26

Notes to Financial Statements                                                 35

Report of Independent Registered Public Accounting Firm                       42

Approval of Investment Advisory Agreement                                     44

Trustees, Officers and Service Providers                                      49

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 1

President's Letter

Dear Shareholder,

Over the past several years, many investors experienced positive returns across most major asset classes. However, 2015 was a tale of two markets, with favorable market conditions in the first half of the year, followed by an abrupt slowdown and increased volatility beginning in August. The global markets were challenged by significant economic cross-currents in different geographic regions and industrial sectors. While the U.S. economy gradually improved, growth slowed in China. Emerging markets struggled following a decline in commodity prices, especially oil. While lower energy prices are good for the consumer, there were ripple effects throughout the global economy.

Against this backdrop, the Standard & Poor's 500 Index rose by just 1.4% in 2015, international equity markets were essentially flat, and emerging market equities fell sharply. Across U.S. fixed-income sectors, U.S. government and investment-grade corporate bonds were fairly flat for the year, while high-yield bonds, as measured by the Bank of America Merrill Lynch Master II High Yield Index, posted a -4.9% total return.

Entering 2016, we see the possibility of a cyclical upswing, against an overall economic backdrop that remains fragile and points towards structurally lower growth. As always in a Presidential election year, political rhetoric has the potential to impact U.S. sectors such as health care in 2016. Economies around the world in both developed and emerging markets are experiencing deep structural change. Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues all increase the possibility of sharp swings in asset values. In this environment, financial markets remain vulnerable to unusual levels of volatility. While divergences among regions and industries is an important theme, we are generally optimistic about the outlook for the U.S. economy, which we expect will see modest growth.

Throughout Pioneer's history, we have believed in the importance of active management. In periods of market volatility, we believe that the value of active management is even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
December 31, 2015

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 3

Portfolio Management Discussion | 11/30/15

During the 12-month period ended November 30, 2015, returns for Pioneer Select Mid Cap Growth Fund exceeded those of the Fund's benchmark, the Russell Midcap Growth Index, and the Fund's Lipper and Morningstar peers. In the following interview, Ken Winston reviews the investment background and details some of the factors and decisions that drove the Fund's performance during the 12-month period. Mr. Winston, a vice president and a portfolio manager at Pioneer, is responsible for the day-to-day management of the Fund, along with Shaji John, a vice president and a portfolio manager at Pioneer, and Jon Stephenson, a vice president and a portfolio manager at Pioneer.

Q How did the Fund perform during the 12-month period ended November 30, 2015?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 3.13% at net asset value during the 12-month period ended November 30, 2015, while the Fund's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 1.82%. During the same 12-month period, the average return of the 396 mutual funds in Lipper's Mid Cap Growth Funds category was 1.82%, and the average return of the 738 mutual funds in Morningstar's Mid Cap Growth Funds category was 1.92%.

Q How would you describe the investment environment for equities during the 12-month period ended November 30, 2015?

A After peaking in June 2015, U.S. equity markets became very volatile over the balance of the reporting period, despite generally favorable economic conditions. Economic growth, overall, was steady, but fell short of the accelerated pace hoped for by market participants. Employment trends featured healthy job creation late in the period, after months of sluggish gains. Oil prices remained low, wreaking severe damage on the energy sector, with spillover effects into several industrial businesses.

     With regard to energy, we think the negatives attributable to slumping oil and other commodity prices outweighed the benefits, as low energy prices appeared not to have stimulated consumer spending, with rising costs for health care, rents, and other day-to-day expenses offsetting any savings consumers derived from reduced energy outlays. Robust car and truck sales - direct beneficiaries of low prices at the gas pump - were a notable bright spot in the consumer discretionary sector. Moreover, unusually warm weather during the fall hurt sales of winter goods.

     Included among several issues that caused anxiety in the markets during the period were the growing likelihood of higher U.S. interest rates and the impact of a strong U.S. dollar on exporters. In addition, China's economic

4 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 growth slackened, eroding global demand for commodities and industrial goods. Other emerging markets economies also slowed markedly, with Brazil, in particular, suffering recession-like conditions.

Q What were the main reasons for the Fund's outperformance of its benchmark, the Russell Index, during the 12-month period ended November 30, 2015?

A The Fund's outperformance of the Russell Index stemmed entirely from successful stock selection, whereas asset allocation decisions hurt relative returns.

     Within the Russell Index, health care, consumer staples and information technology were the strongest-performing sectors, while energy, utilities and telecommunication services delivered the weakest performance during the period. The Fund's strongest selection results relative to the benchmark were in consumer discretionary, information technology and health care.

     Meanwhile, the portfolio's overweight stance in the slumping energy sector detracted from the Fund's benchmark-relative performance, while an overweight of the strong-performing health care sector only partially offset the damage done by the energy overweight.

Q Which stock selections had the greatest positive impact on the Fund's benchmark-relative performance during the 12-month period ended November 30, 2015?

A In the information technology sector, the Fund's shares of Skyworks Solutions made the largest overall contribution to benchmark-relative returns during the 12-month period. Skyworks, which designs and manufactures semiconductors for mobile devices, continued to gain market share over the period. The company has shown particular strength in integrating multiple functions (amplification, filtering, switching) onto individual chips. Skyworks also has made good progress in broad markets, such as automobiles, connected homes and industrial applications. Skyworks' chips have met the challenge of being compatible with phones that operate on various global standards, thus reducing the need for separate phones in different regions. Finally, the so-called "Internet of Things," which is the rapid proliferation of connected devices, has the potential to expand the company's earnings in coming years.

     In health care, a position in Neurocrine Biosciences was a solid contributor to the Fund's relative performance. Neurocrine is a biopharmaceutical company that develops treatments for neurological and endocrine diseases. One of Neurocrine's lead products, Elagolix, an oral drug for endometriosis and uterine fibroids, is expected to launch in 2017, based on continued positive trial data. Favorable trial results, too, are boosting prospects for

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 5

     Neurocrine's second-leading product, Valbenazine. The drug, also expected to reach the market in 2017, targets Tardive dyskinesia and Tourette's syndrome; treatments for those conditions hold big market potential.

     A position in another biopharmaceutical firm, Alkermes, also aided the Fund's relative returns during the period. Alkermes has several drugs on the market and in its pipeline that target schizophrenia, addiction and depression. The company's shares rose in price as investors came to appreciate the potential of the drug ALKS 3831 in treating schizophrenia. Alkermes' broad pipeline also includes a promising drug for the treatment of multiple sclerosis (M.S.). Both ALKS 3831 and the M.S. drug have demonstrated solid clinical data. Also in health care, NPS Pharmaceuticals, a long-time portfolio holding, was acquired by Shire during the period at a significant premium to its market price, thus contributing to the Fund's relative performance. The medications produced by NPS target rare gastrointestinal disorders.

     In financial services, the Fund's shares of Nasdaq, an operator of global market exchanges and a purveyor of varied information products, contributed to benchmark-relative performance during the period. Nasdaq's share price rose in response to expanding earnings estimates and a more attractive business model. While market volatility over the period boosted trading volumes, the vast bulk of the company's revenues are recurring, and not reliant on transaction fees. Nasdaq's recurring revenues derive from data products and subscription services sold to investment firms. Thanks to its excellent cash flow, Nasdaq has been enhancing shareholder value by way of dividends* and share repurchases.

     Finally, Lithia Motors, an automobile retailer from the consumer discretionary sector, was another Fund holding that contributed to relative performance. Lithia has grown through well-integrated acquisitions and the resulting efficiencies in managing administrative costs. Once overly dependent on Chrysler sales, Lithia now sells Audi, Honda and Toyota vehicles among 30 total brands offered at more than 120 retail locations in the western and northwestern United States. The company has also done well in its used car business, a segment that produces higher margins than new car sales.

Q Which stock selections detracted from the Fund's benchmark-relative performance during the 12-month period ended November 30, 2015?

A Keurig Green Mountain, from the consumer staples sector, was the biggest disappointment in the Fund's portfolio during the 12-month period. Poor consumer reaction to Keurig's newest line of coffee brewers had the related effect of eating into sales of the company's coffee pods. In addition, by

*   Dividends are not guaranteed.

6 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 opening its brewing system to other brands, Keurig lost market share for its own Green Mountain coffee pods, which have been more profitable. Keurig also introduced its KOLD system for delivering cold drinks during the period, and investors were disappointed by the high initial sales prices of both the KOLD machines and the pods, which signaled a smaller market opportunity for the products than had been anticipated. Due to the many issues outlined here, we eliminated the bulk of the portfolio's Keurig holding, retaining only a small position that matches the company's weighting in the Russell Index.

     The Fund's shares of Cabot Oil & Gas, an exploration-and-production (E&P) company, suffered along with the rest of the energy sector during the period, and detracted from relative performance. Cabot produces natural gas, primarily from its holdings in the Marcellus Shale formation in Appalachia, and Cabot is moving aggressively to develop the properties. Nevertheless, the company's results fell victim to the sharp decline (more than 50%) in the price of natural gas over the 12-month period. We trimmed the Fund's position in Cabot, maintaining a small allocation at period end. Also in energy, the portfolio's position in Memorial Resource Development
     (MRD), another E&P company, detracted from the Fund's relative returns as MRD saw its results severely undercut by falling natural gas prices. We continue to hold the MRD position, based on the potential value of the company's attractive holdings in Louisiana's Terryville Field.

     In industrials, American Airlines Group, a leading global air carrier, was a subpar performer in the Fund's portfolio. American's revenues-per-available-passenger-mile, a key metric for the airline industry, disappointed investors during the 12-month period. In addition, the market has become concerned that fast-growing industry capacity may harm American's business. We have retained the Fund's position, however, in the belief that the stock's current valuation does not adequately reflect American's potential long-term earnings power.

Q Did the Fund have any exposure to derivatives during the 12-month period ended November 30, 2015? If so, did the use of derivatives have any effect on the Fund's performance?

A    No. The Fund had no exposure to derivatives during the 12-month period.

Q    What is your outlook as we head into a new calendar year?

A We are cautiously optimistic on the medium-term outlook for equities, although we think volatility is likely to persist into 2016. Earnings for U.S. companies seem poised to grow as chaotic commodity markets settle down and the U.S. dollar stabilizes relative to other currencies.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 7

     Consumer confidence could get a boost from cheap energy and favorable employment trends. Meanwhile, the sluggish pace of global economic growth combined with low commodity prices seem likely to contain inflation, thus reducing the need for extremely higher interest rates, though the Federal Reserve (the Fed) is likely to embark on a course of gradual rate increases here in the U.S. over the coming months. Even so, we believe rates will remain in a low range for an extended period, given current, relatively tame levels of inflation.

     Under these conditions, we believe investors will be willing to pay a premium for shares of companies with strong business models that can exhibit sustainable growth rates and levels of innovation. We look for all of those positive traits when selecting the mid-cap equities we favor holding in the Fund's portfolio.

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Portfolio Summary | 11/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         92.6%
International Common Stocks                                                 7.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     20.9%
Consumer Discretionary                                                     20.1%
Industrials                                                                17.7%
Health Care                                                                17.1%
Financials                                                                  8.3%
Consumer Staples                                                            7.6%
Materials                                                                   5.0%
Energy                                                                      2.3%
Telecommunication Services                                                  1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Nasdaq, Inc.                                                           1.7%
--------------------------------------------------------------------------------
  2. Boston Scientific Corp.                                                1.7
--------------------------------------------------------------------------------
  3. CoStar Group, Inc.                                                     1.7
--------------------------------------------------------------------------------
  4. Align Technology, Inc.                                                 1.7
--------------------------------------------------------------------------------
  5. Charles River Laboratories International, Inc.                         1.6
--------------------------------------------------------------------------------
  6. Edwards Lifesciences Corp.                                             1.6
--------------------------------------------------------------------------------
  7. American Airlines Group, Inc.                                          1.5
--------------------------------------------------------------------------------
  8. Signet Jewelers, Ltd.                                                  1.5
--------------------------------------------------------------------------------
  9. Intercontinental Exchange, Inc.                                        1.5
--------------------------------------------------------------------------------
 10. Alkermes Plc                                                           1.4
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 9

Prices and Distributions | 11/30/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                        11/30/15                        11/30/14
--------------------------------------------------------------------------------
            A                           $35.00                          $36.92
--------------------------------------------------------------------------------
            C                           $27.07                          $29.47
--------------------------------------------------------------------------------
            R                           $34.11                          $36.19
--------------------------------------------------------------------------------
            Y                           $37.34                          $39.08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                        11/30/15                        12/31/14*
--------------------------------------------------------------------------------
            K                           $35.13                          $37.00
--------------------------------------------------------------------------------

Distributions per Share: 12/1/14-11/30/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Net
                          Investment          Short-Term         Long-Term
          Class             Income           Capital Gains      Capital Gains
--------------------------------------------------------------------------------
            A               $    --               $   --          $3.0685
--------------------------------------------------------------------------------
            C               $    --               $   --          $3.0685
--------------------------------------------------------------------------------
            K               $    --               $   --          $3.0685
--------------------------------------------------------------------------------
            R               $    --               $   --          $3.0685
--------------------------------------------------------------------------------
            Y               $    --               $   --          $3.0685
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

* Class K Shares commenced operations on December 31, 2014.

10 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Performance Update | 11/30/15                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Select Mid Cap Growth Fund at public offering price during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2015)
--------------------------------------------------------------------------------
             Net          Public       Russell
             Asset        Offering     Midcap
             Value        Price        Growth
Period       (NAV)        (POP)        Index
--------------------------------------------------------------------------------
10 Years      8.82%        8.17%        8.53%
5 Years      12.64        11.31        13.42
1 Year        3.13        -2.79         1.82
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Select          Russell Mid Cap
               Mid Cap Growth Fund     Growth TR Index
11/05          $ 9,425                 $10,000
11/06          $10,393                 $11,288
11/07          $11,820                 $12,431
11/08          $ 6,880                 $ 6,694
11/09          $10,008                 $ 9,561
11/10          $12,101                 $12,078
11/11          $12,802                 $12,811
11/12          $13,712                 $14,357
11/13          $18,779                 $19,225
11/14          $21,275                 $22,262
11/15          $21,941                 $22,667

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 11

Performance Update | 11/30/15                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2015)
--------------------------------------------------------------------------------
                                       Russell
                                       Midcap
             If           If           Growth
Period       Held         Redeemed     Index
--------------------------------------------------------------------------------
10 Years      7.97%        7.97%        8.53%
5 Years      11.64        11.64        13.42
1 Year        2.29         2.29         1.82
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.91%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Select          Russell Mid Cap
               Mid Cap Growth Fund     Growth TR Index
11/05          $10,000                 $10,000
11/06          $10,976                 $11,288
11/07          $12,455                 $12,431
11/08          $ 7,178                 $ 6,694
11/09          $10,367                 $ 9,561
11/10          $12,418                 $12,078
11/11          $13,014                 $12,811
11/12          $13,801                 $14,357
11/13          $18,736                 $19,225
11/14          $21,053                 $22,262
11/15          $21,535                 $22,667

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class C shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

12 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Performance Update | 11/30/15                                     Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2015)
--------------------------------------------------------------------------------
             Net          Russell
             Asset        Midcap
             Value        Growth
Period       (NAV)        Index
--------------------------------------------------------------------------------
10 Years      8.85%        8.53%
5 Years      12.71        13.42
1 Year        3.48         1.82
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             0.67%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Select          Russell Mid Cap
               Mid Cap Growth Fund     Growth TR Index
11/05          $10,000                 $10,000
11/06          $11,027                 $11,288
11/07          $12,540                 $12,431
11/08          $ 7,299                 $ 6,694
11/09          $10,617                 $ 9,561
11/10          $12,839                 $12,078
11/11          $13,582                 $12,811
11/12          $14,547                 $14,357
11/13          $19,922                 $19,225
11/14          $22,571                 $22,262
11/15          $23,356                 $22,667

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 31, 2014, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 31, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 13

Performance Update | 11/30/15                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2015)
--------------------------------------------------------------------------------
             Net          Russell
             Asset        Midcap
             Value        Growth
Period       (NAV)        Index
--------------------------------------------------------------------------------
10 Years      8.71%        8.53%
5 Years      12.42        13.42
1 Year        2.75         1.82
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Select          Russell Mid Cap
               Mid Cap Growth Fund     Growth TR Index
11/05          $10,000                 $10,000
11/06          $11,027                 $11,288
11/07          $12,540                 $12,431
11/08          $ 7,299                 $ 6,694
11/09          $10,617                 $ 9,561
11/10          $12,839                 $12,078
11/11          $13,582                 $12,811
11/12          $14,547                 $14,357
11/13          $19,884                 $19,225
11/14          $22,440                 $22,262
11/15          $23,056                 $22,667

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class R shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

14 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Performance Update | 11/30/15                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2015)
--------------------------------------------------------------------------------
             Net          Russell
             Asset        Midcap
             Value        Growth
Period       (NAV)        Index
--------------------------------------------------------------------------------
10 Years      9.18%        8.53%
5 Years      13.04        13.42
1 Year        3.42         1.82
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             0.76%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Select          Russell Mid Cap
               Mid Cap Growth Fund     Growth TR Index
11/05          $ 5,000,000             $ 5,000,000
11/06          $ 5,526,198             $ 5,644,063
11/07          $ 6,292,765             $ 6,215,591
11/08          $ 3,673,490             $ 3,346,943
11/09          $ 5,366,184             $ 4,780,505
11/10          $ 6,517,169             $ 6,039,118
11/11          $ 6,921,157             $ 6,405,629
11/12          $ 7,447,104             $ 7,178,360
11/13          $10,231,773             $ 9,612,441
11/14          $11,632,823             $11,130,983
11/15          $12,029,989             $11,333,397

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class Y shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from June 1, 2015, through November 30, 2015.

--------------------------------------------------------------------------------
Share Class                   A            C         K          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/15
--------------------------------------------------------------------------------
Ending Account            $  967.63   $  963.73  $  969.39  $  965.88  $  969.17
Value (after expenses)
on 11/30/15
--------------------------------------------------------------------------------
Expenses Paid             $    5.23   $    9.21  $    3.31  $    7.15  $    3.80
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.06%, 1.87%, 0.67%, 1.45% and 0.77% for class A, C, K, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2015, through November 30, 2015.

--------------------------------------------------------------------------------
Share Class                   A           C          K          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/15
--------------------------------------------------------------------------------
Ending Account            $1,019.75   $1,015.69  $1,021.71  $1,017.80  $1,021.21
Value (after expenses)
on 11/30/15
--------------------------------------------------------------------------------
Expenses Paid             $    5.37   $    9.45  $    3.40  $    7.33  $    3.90
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.06%, 1.87%, 0.67%, 1.45% and 0.77% for class A, C, K, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 17

Schedule of Investments | 11/30/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                COMMON STOCKS -- 97.9%
                ENERGY -- 2.3%
                Oil & Gas Exploration & Production -- 2.3%
     344,900    Cabot Oil & Gas Corp.                                        $    6,494,467
      59,846    Cimarex Energy Co.                                                7,122,871
     146,342    Continental Resources, Inc.                                       5,312,215
     741,417    Memorial Resource Development Corp.*                             12,077,683
                                                                             --------------
                                                                             $   31,007,236
                                                                             --------------
                Total Energy                                                 $   31,007,236
-------------------------------------------------------------------------------------------
                MATERIALS -- 4.9%
                Commodity Chemicals -- 0.3%
      79,500    Westlake Chemical Corp.                                      $    4,773,975
-------------------------------------------------------------------------------------------
                Specialty Chemicals -- 2.5%
      52,752    Cytec Industries, Inc.                                            3,949,542
     254,753    Flotek Industries, Inc.*                                          2,909,279
      48,742    The Sherwin-Williams Co.                                         13,456,204
     126,619    WR Grace & Co.*                                                  12,436,518
                                                                             --------------
                                                                             $   32,751,543
-------------------------------------------------------------------------------------------
                Construction Materials -- 0.7%
      85,658    Vulcan Materials Co.                                         $    8,794,507
-------------------------------------------------------------------------------------------
                Metal & Glass Containers -- 1.0%
     128,921    Ball Corp.                                                   $    8,949,696
     117,790    Berry Plastics Group, Inc.*                                       4,282,844
                                                                             --------------
                                                                             $   13,232,540
-------------------------------------------------------------------------------------------
                Paper Packaging -- 0.4%
      84,671    Packaging Corp. of America                                   $    5,756,781
                                                                             --------------
                Total Materials                                              $   65,309,346
-------------------------------------------------------------------------------------------
                CAPITAL GOODS -- 8.4%
                Aerospace & Defense -- 1.1%
      62,041    Raytheon Co.                                                 $    7,694,945
      71,392    Rockwell Collins, Inc.                                            6,616,611
                                                                             --------------
                                                                             $   14,311,556
-------------------------------------------------------------------------------------------
                Building Products -- 2.1%
      81,591    Allegion Plc                                                 $    5,483,731
     363,715    Builders FirstSource, Inc.                                        4,895,604
     171,749    Fortune Brands Home & Security, Inc.                              9,441,043
      57,427    Lennox International, Inc.                                        7,805,478
                                                                             --------------
                                                                             $   27,625,856
-------------------------------------------------------------------------------------------
                Electrical Components & Equipment -- 0.7%
      41,384    Acuity Brands, Inc.                                          $    9,554,738
-------------------------------------------------------------------------------------------
                Industrial Conglomerates -- 0.6%
      41,293    Roper Technologies, Inc.                                     $    7,989,783
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 1.0%
     123,849    WABCO Holdings, Inc.*                                        $   13,311,291
-------------------------------------------------------------------------------------------
                Industrial Machinery -- 1.9%
     179,186    Albany International Corp.                                   $    6,981,087
     125,155    Dover Corp.                                                       8,247,714
      28,767    Snap-on, Inc.                                                     4,952,527
      42,747    Stanley Black & Decker, Inc.                                      4,666,263
                                                                             --------------
                                                                             $   24,847,591
-------------------------------------------------------------------------------------------
                Trading Companies & Distributors -- 1.0%
     259,417    HD Supply Holdings, Inc.*                                    $    8,205,360
      69,744    United Rentals, Inc.*                                             5,486,760
                                                                             --------------
                                                                             $   13,692,120
                                                                             --------------
                Total Capital Goods                                          $  111,332,935
-------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 4.5%
                Office Services & Supplies -- 0.6%
     365,919    Pitney Bowes, Inc.                                           $    7,903,850
-------------------------------------------------------------------------------------------
                Diversified Support Services -- 0.9%
      67,535    Cintas Corp.                                                 $    6,185,531
     236,090    TransUnion                                                        6,036,821
                                                                             --------------
                                                                             $   12,222,352
-------------------------------------------------------------------------------------------
                Human Resource & Employment Services -- 1.6%
     135,186    ManpowerGroup, Inc.                                          $   12,204,592
      60,338    Towers Watson & Co.                                               8,116,064
                                                                             --------------
                                                                             $   20,320,656
-------------------------------------------------------------------------------------------
                Research & Consulting Services -- 1.4%
      67,308    Equifax, Inc.                                                $    7,504,842
     146,225    Verisk Analytics, Inc.*                                          10,959,564
                                                                             --------------
                                                                             $   18,464,406
                                                                             --------------
                Total Commercial Services & Supplies                         $   58,911,264
-------------------------------------------------------------------------------------------
                TRANSPORTATION -- 4.5%
                Airlines -- 3.7%
      97,547    Alaska Air Group, Inc.                                       $    7,777,422
     467,039    American Airlines Group, Inc.                                    19,270,029
     354,516    Southwest Airlines Co.                                           16,265,194
      97,651    United Continental Holdings, Inc.*                                5,442,090
                                                                             --------------
                                                                             $   48,754,735
-------------------------------------------------------------------------------------------
                Trucking -- 0.5%
      17,766    AMERCO                                                       $    7,202,336
-------------------------------------------------------------------------------------------
                Airport Services -- 0.3%
      44,419    Macquarie Infrastructure Corp.                               $    3,332,758
                                                                             --------------
                Total Transportation                                         $   59,289,829
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 19

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.7%
                Auto Parts & Equipment -- 1.7%
     115,483    Delphi Automotive Plc                                        $   10,148,646
      99,143    Lear Corp.                                                       12,482,104
                                                                             --------------
                                                                             $   22,630,750
                                                                             --------------
                Total Automobiles & Components                               $   22,630,750
-------------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.6%
                Home Furnishings -- 0.7%
      50,334    Mohawk Industries, Inc.*                                     $    9,599,700
-------------------------------------------------------------------------------------------
                Homebuilding -- 0.4%
     144,331    DR Horton, Inc.                                              $    4,663,335
-------------------------------------------------------------------------------------------
                Apparel, Accessories & Luxury Goods -- 0.5%
      74,770    Under Armour, Inc.*                                          $    6,446,669
                                                                             --------------
                Total Consumer Durables & Apparel                            $   20,709,704
-------------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 4.8%
                Hotels, Resorts & Cruise Lines -- 0.7%
     157,624    Norwegian Cruise Line Holdings, Ltd.*                        $    9,053,923
-------------------------------------------------------------------------------------------
                Restaurants -- 3.3%
      43,163    Buffalo Wild Wings, Inc.*                                    $    6,916,439
      17,234    Chipotle Mexican Grill, Inc.*                                     9,987,965
     244,486    Dave & Buster's Entertainment, Inc.                               9,373,593
      63,318    Panera Bread Co.*                                                11,511,212
     189,412    Texas Roadhouse, Inc.                                             6,629,420
                                                                             --------------
                                                                             $   44,418,629
-------------------------------------------------------------------------------------------
                Specialized Consumer Services -- 0.8%
     277,962    H&R Block, Inc.                                              $   10,198,426
                                                                             --------------
                Total Consumer Services                                      $   63,670,978
-------------------------------------------------------------------------------------------
                RETAILING -- 11.7%
                General Merchandise Stores -- 1.8%
     164,814    Dollar General Corp.*                                        $   10,780,484
     180,971    Dollar Tree, Inc.*                                               13,656,072
                                                                             --------------
                                                                             $   24,436,556
-------------------------------------------------------------------------------------------
                Apparel Retail -- 1.4%
     116,123    L Brands, Inc.                                               $   11,079,295
     142,572    Ross Stores, Inc.                                                 7,415,170
                                                                             --------------
                                                                             $   18,494,465
-------------------------------------------------------------------------------------------
                Home Improvement Retail -- 1.4%
     236,079    Lowe's Companies, Inc.                                       $   18,083,651
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Specialty Stores -- 3.4%
     145,601    Signet Jewelers, Ltd.                                        $   19,130,515
     135,399    Tractor Supply Co.*                                              12,097,901
      82,408    Ulta Salon Cosmetics & Fragrance, Inc.*                          13,762,136
                                                                             --------------
                                                                             $   44,990,552
-------------------------------------------------------------------------------------------
                Automotive Retail -- 3.0%
     106,869    Advance Auto Parts, Inc.                                     $   17,390,792
      94,081    Lithia Motors, Inc.                                              11,688,623
      39,830    O'Reilly Automotive, Inc.*                                       10,509,942
                                                                             --------------
                                                                             $   39,589,357
-------------------------------------------------------------------------------------------
                Homefurnishing Retail -- 0.7%
      34,588    Restoration Hardware Holdings, Inc.*                         $    3,108,424
      92,861    Williams-Sonoma, Inc.                                             5,880,887
                                                                             --------------
                                                                             $    8,989,311
                                                                             --------------
                Total Retailing                                              $  154,583,892
-------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 1.7%
                Drug Retail -- 0.5%
     844,755    Rite Aid Corp.*                                              $    6,656,669
-------------------------------------------------------------------------------------------
                Food Retail -- 1.2%
     434,280    The Kroger Co.                                               $   16,354,985
                                                                             --------------
                Total Food & Staples Retailing                               $   23,011,654
-------------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 5.8%
                Brewers -- 1.1%
     151,869    Molson Coors Brewing Co. (Class B)                           $   13,976,504
-------------------------------------------------------------------------------------------
                Distillers & Vintners -- 1.2%
     111,043    Constellation Brands, Inc.*                                  $   15,574,891
-------------------------------------------------------------------------------------------
                Soft Drinks -- 0.6%
      51,620    Monster Beverage Corp.                                       $    7,980,968
-------------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 2.9%
     124,052    Campbell Soup Co.                                            $    6,480,476
     154,341    ConAgra Foods, Inc.                                               6,317,177
     109,511    Hormel Foods Corp.                                                8,204,564
      61,864    Keurig Green Mountain, Inc.                                       3,241,674
      96,868    The WhiteWave Foods Co.*                                          3,935,747
     207,632    Tyson Foods, Inc.                                                10,381,600
                                                                             --------------
                                                                             $   38,561,238
                                                                             --------------
                Total Food, Beverage & Tobacco                               $   76,093,601
-------------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 9.6%
                Health Care Equipment -- 3.9%
   1,206,158    Boston Scientific Corp.*                                     $   22,048,568
     124,050    Edwards Lifesciences Corp.*                                      20,220,150
     242,649    Insulet Corp.*                                                    8,878,527
                                                                             --------------
                                                                             $   51,147,245
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 21

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Health Care Supplies -- 2.7%
     322,005    Align Technology, Inc.*                                      $   21,490,614
     731,646    Endologix, Inc.*                                                  7,448,156
     266,092    LDR Holding Corp.*                                                7,189,806
                                                                             --------------
                                                                             $   36,128,576
-------------------------------------------------------------------------------------------
                Health Care Distributors -- 0.9%
     130,198    Cardinal Health, Inc.                                        $   11,307,696
-------------------------------------------------------------------------------------------
                Health Care Services -- 1.1%
     212,512    MEDNAX, Inc.*                                                $   15,166,981
-------------------------------------------------------------------------------------------
                Managed Health Care -- 1.0%
     164,581    WellCare Health Plans, Inc.*                                 $   13,574,641
                                                                             --------------
                Total Health Care Equipment & Services                       $  127,325,139
-------------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.2%
                Biotechnology -- 3.4%
     123,505    Alder Biopharmaceuticals, Inc.                               $    4,601,796
     252,244    Alkermes Plc*                                                    18,504,620
     167,641    Neurocrine Biosciences, Inc.*                                     9,114,641
     109,044    Ophthotech Corp.                                                  6,931,927
     113,825    TESARO, Inc.*                                                     5,809,628
                                                                             --------------
                                                                             $   44,962,612
-------------------------------------------------------------------------------------------
                Pharmaceuticals -- 2.2%
     190,593    Endo International Plc                                       $   11,717,658
     119,898    Jazz Pharmaceuticals Plc*                                        17,575,848
                                                                             --------------
                                                                             $   29,293,506
-------------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 1.6%
     267,807    Charles River Laboratories International, Inc.*              $   20,505,982
                                                                             --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences         $   94,762,100
-------------------------------------------------------------------------------------------
                BANKS -- 1.2%
                Regional Banks -- 1.2%
     199,482    BankUnited, Inc.*                                            $    7,540,420
      50,097    Signature Bank*                                                   7,922,841
                                                                             --------------
                                                                             $   15,463,261
                                                                             --------------
                Total Banks                                                  $   15,463,261
-------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 6.8%
                Specialized Finance -- 3.2%
      72,678    Intercontinental Exchange, Inc.                              $   18,884,652
     385,913    Nasdaq, Inc.                                                     22,622,219
                                                                             --------------
                                                                             $   41,506,871
-------------------------------------------------------------------------------------------
                Consumer Finance -- 0.4%
      94,169    Discover Financial Services, Inc.                            $    5,345,032
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 3.2%
      77,970    Affiliated Managers Group, Inc.*                             $   13,818,623
     226,366    Oaktree Capital Group LLC                                        11,053,452
     329,464    SEI Investments Co.                                              17,919,547
                                                                             --------------
                                                                             $   42,791,622
                                                                             --------------
                Total Diversified Financials                                 $   89,643,525
-------------------------------------------------------------------------------------------
                REAL ESTATE -- 0.3%
                Health Care REIT -- 0.3%
      66,897    Ventas, Inc.                                                 $    3,568,286
                                                                             --------------
                Total Real Estate                                            $    3,568,286
-------------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 13.8%
                Internet Software & Services -- 5.5%
      66,747    Akamai Technologies, Inc.*                                   $    3,845,295
     104,863    CoStar Group, Inc.*                                              21,941,534
     121,450    Demandware, Inc.*                                                 6,212,168
     439,597    HomeAway, Inc.*                                                  15,544,150
      64,871    LinkedIn Corp.*                                                  15,770,789
     359,356    Twitter, Inc.*                                                    9,127,642
                                                                             --------------
                                                                             $   72,441,578
-------------------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.9%
      98,014    Cognizant Technology Solutions Corp.*                        $    6,329,744
      67,963    Gartner, Inc.*                                                    6,340,948
                                                                             --------------
                                                                             $   12,670,692
-------------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 2.2%
      85,639    MasterCard, Inc.                                             $    8,385,771
     496,456    Sabre Corp.                                                      14,526,303
     112,698    Vantiv, Inc.*                                                     5,940,312
                                                                             --------------
                                                                             $   28,852,386
-------------------------------------------------------------------------------------------
                Application Software -- 3.8%
     131,224    Blackbaud, Inc.                                              $    8,107,019
      99,526    Intuit, Inc.                                                      9,972,505
     107,213    Mobileye NV                                                       4,674,487
     254,428    Qlik Technologies, Inc.*                                          8,093,355
      73,467    Splunk, Inc.*                                                     4,371,286
     114,668    SS&C Technologies Holdings, Inc.*                                 8,244,629
      37,615    The Ultimate Software Group, Inc.*                                7,428,962
                                                                             --------------
                                                                             $   50,892,243
-------------------------------------------------------------------------------------------
                Systems Software -- 1.4%
     146,300    Fleetmatics Group Plc*                                       $    8,734,110
      65,131    ServiceNow, Inc.*                                                 5,667,048
      38,379    Tableau Software, Inc.*                                           3,723,914
                                                                             --------------
                                                                             $   18,125,072
                                                                             --------------
                Total Software & Services                                    $  182,981,971
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 23

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 1.0%
                Communications Equipment -- 1.0%
      61,163    Harris Corp.                                                 $    5,084,480
      46,167    Palo Alto Networks, Inc.*                                         8,648,926
                                                                             --------------
                                                                             $   13,733,406
                                                                             --------------
                Total Technology Hardware & Equipment                        $   13,733,406
-------------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
                Semiconductor Equipment -- 0.8%
     143,384    Lam Research Corp.*                                          $   11,212,629
-------------------------------------------------------------------------------------------
                Semiconductors -- 4.8%
     148,203    Analog Devices, Inc.                                         $    9,133,751
      64,259    Avago Technologies, Ltd.                                          8,382,587
     173,799    Broadcom Corp.                                                    9,494,639
     320,519    Integrated Device Technology, Inc.*                               8,987,353
     126,814    Microsemi Corp.*                                                  4,566,572
     111,598    Qorvo, Inc.                                                       6,480,496
     132,634    Skyworks Solutions, Inc.*                                        11,011,275
     110,248    Xilinx, Inc.                                                      5,478,223
                                                                             --------------
                                                                             $   63,534,896
                                                                             --------------
                Total Semiconductors & Semiconductor Equipment               $   74,747,525
-------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.5%
                Wireless Telecommunication Services -- 0.5%
      68,073    SBA Communications Corp.*                                    $    7,158,557
                                                                             --------------
                Total Telecommunication Services                             $    7,158,557
-------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $1,090,209,814)                                        $1,295,934,959
-------------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 97.9%
                (Cost $1,090,209,814) (a)                                    $1,295,934,959
-------------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 2.1%                           $   27,981,506
-------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                   $1,323,916,465
===========================================================================================

*         Non-income producing security.

REIT      Real Estate Investment Trust.

(a) At November 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,097,456,156 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                              $223,420,219
            Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                               (24,941,416)
                                                                                       ------------
            Net unrealized appreciation                                                $198,478,803
                                                                                       ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2015, aggregated to $1,235,231,865 and $1,170,595,495, respectively.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

   Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments:

----------------------------------------------------------------------------------
                            Level 1            Level 2   Level 3   Total
----------------------------------------------------------------------------------
Common Stocks               $1,295,934,959     $--       $--       $1,295,934,959
----------------------------------------------------------------------------------
Total                       $1,295,934,959     $--       $--       $1,295,934,959
==================================================================================

During the year ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of November 30, 2015:

--------------------------------------------------------------------------------
                                      Level 1      Level 2     Level 3    Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value          $--          $6,013      $--        $6,013
--------------------------------------------------------------------------------
Total                                 $--          $6,013      $--        $6,013
================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 25

Statement of Assets and Liabilities | 11/30/15

ASSETS:
  Investment in securities (cost $1,090,209,814)                             $1,295,934,959
  Cash                                                                           18,420,854
  Foreign currencies, at value (cost $7,102)                                          6,013
  Receivables --
     Investment securities sold                                                  26,032,555
     Fund shares sold                                                             1,674,849
     Dividends                                                                      901,213
  Other assets                                                                       51,697
--------------------------------------------------------------------------------------------
         Total assets                                                        $1,343,022,140
============================================================================================
LIABILITIES:
   Payables --
     Investment securities purchased                                         $   17,278,561
     Fund shares repurchased                                                      1,346,553
     Trustee fees                                                                     9,468
   Due to affiliates                                                                340,781
   Accrued expenses                                                                 130,312
--------------------------------------------------------------------------------------------
          Total liabilities                                                  $   19,105,675
============================================================================================
NET ASSETS:
  Paid-in capital                                                            $1,105,604,913
  Undistributed net investment income                                                86,512
  Accumulated net realized gain on investments                                   12,500,984
  Net unrealized appreciation on investments                                    205,725,145
  Net unrealized depreciation on assets and liabilities denominated
     in foreign currencies                                                           (1,089)
--------------------------------------------------------------------------------------------
         Total net assets                                                    $1,323,916,465
============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,009,963,649/28,856,049 shares)                        $        35.00
  Class C (based on $69,527,648/2,568,172 shares)                            $        27.07
  Class K (based on $11,972,917/340,769 shares)                              $        35.13
  Class R (based on $25,973,192/761,398 shares)                              $        34.11
  Class Y (based on $206,479,059/5,529,449 shares)                           $        37.34
MAXIMUM OFFERING PRICE:
  Class A ($35.00 (divided by) 94.25%)                                       $        37.14
============================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Statement of Operations

For the Year Ended 11/30/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $20,211)               $  8,703,899
  Interest                                                                 23,540
----------------------------------------------------------------------------------------------------
         Total investment income                                                       $  8,727,439
====================================================================================================
EXPENSES:
  Management fees                                                    $  7,887,726
  Transfer agent fees
     Class A                                                              832,309
     Class C                                                               50,821
     Class R                                                                4,901
     Class Y                                                                5,268
  Distribution fees
     Class A                                                            2,602,928
     Class C                                                              734,289
     Class R                                                               85,669
  Shareholder communication expense                                     1,024,488
  Administrative expense                                                  402,999
  Custodian fees                                                           20,307
  Registration fees                                                       108,279
  Professional fees                                                       100,145
  Printing expense                                                         47,065
  Fees and expenses of nonaffiliated Trustees                              57,247
  Miscellaneous                                                            69,552
----------------------------------------------------------------------------------------------------
     Total expenses                                                                    $ 14,033,993
----------------------------------------------------------------------------------------------------
         Net investment loss                                                           $ (5,306,554)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER
ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain on investments                                                     $119,183,442
----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                     $(77,792,553)
     Other assets and liabilities denominated in
         foreign currencies                                                (1,015)     $(77,793,568)
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and other assets and
     liabilities denominated in foreign currencies                                     $ 41,389,874
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $ 36,083,320
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 27

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                            Year Ended       Year Ended
                                                            11/30/15         11/30/14
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $   (5,306,554)  $   (6,047,637)
Net realized gain on investments                               119,183,442      160,829,572
Change in net unrealized appreciation (depreciation)
   on investments and other assets and liabilities
   denominated in foreign currencies                           (77,793,568)      (9,488,426)
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $   36,083,320   $  145,293,509
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($3.07 and $5.62 per share, respectively)        $  (81,626,928)  $ (135,168,410)
   Class C ($3.07 and $5.62 per share, respectively)            (7,091,958)     (11,593,069)
   Class K ($3.07 and $0.00 per share, respectively)*           (1,045,650)              --
   Class R ($3.07 and $5.62 per share, respectively)            (2,148,998)      (1,952,969)
   Class Y ($3.07 and $5.62 per share, respectively)           (15,795,373)     (13,812,737)
--------------------------------------------------------------------------------------------
      Total distributions to shareowners                    $ (107,708,907)  $ (162,527,185)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  308,134,769   $  168,322,433
Reinvestment of distributions                                  100,174,867      150,996,556
Cost of shares repurchased                                    (218,086,820)    (247,104,323)
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting from
         Fund share transactions                            $  190,222,816   $   72,214,666
--------------------------------------------------------------------------------------------
      Net increase in net assets                            $  118,597,229   $   54,980,990
NET ASSETS:
Beginning of year                                            1,205,319,236    1,150,338,246
--------------------------------------------------------------------------------------------
End of year                                                 $1,323,916,465   $1,205,319,236
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $       86,512   $      346,827
============================================================================================

* Class K shares commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

-----------------------------------------------------------------------------------------------------------
                                           Year Ended   Year Ended            Year Ended   Year Ended
                                           11/30/15     11/30/15              11/30/14     11/30/14
                                           Shares       Amount                Shares       Amount
-----------------------------------------------------------------------------------------------------------
Class A
Shares sold                                 2,717,054   $    104,158,345       2,229,262   $    89,479,683
Reinvestment of distributions               2,247,111         78,491,691       3,530,633       130,351,122
Less shares repurchased                    (3,625,779)      (138,649,309)     (3,455,417)     (138,129,816)
-----------------------------------------------------------------------------------------------------------
      Net increase                          1,338,386   $     44,000,727       2,304,478   $    81,700,989
===========================================================================================================
Class B*
Shares sold                                        --   $             --          11,361   $       362,679
Reinvestment of distributions                      --                 --              --                17
Less shares repurchased                            --                 --        (312,865)      (10,241,488)
-----------------------------------------------------------------------------------------------------------
      Net decrease                                 --   $             --        (301,504)  $    (9,878,792)
===========================================================================================================
Class C
Shares sold                                   618,699   $     18,642,407         497,849   $    16,124,952
Reinvestment of distributions                 199,093          5,379,535         270,220         7,963,412
Less shares repurchased                      (690,602)       (21,004,606)       (442,801)      (14,648,244)
-----------------------------------------------------------------------------------------------------------
      Net increase                            127,190   $      3,017,336         325,268   $     9,440,120
===========================================================================================================
Class K**
Shares sold                                   355,837   $     13,432,643              --   $            --
Reinvestment of distributions                      --                 --              --                --
Less shares repurchased                       (15,068)          (595,906)             --                --
-----------------------------------------------------------------------------------------------------------
      Net increase                            340,769   $     12,836,737              --   $            --
===========================================================================================================
Class R
Shares sold                                   484,689   $     17,926,712         219,092   $     8,695,467
Reinvestment of distributions                  31,407          1,069,416          49,213         1,781,003
Less shares repurchased                      (157,835)        (5,837,388)       (128,202)       (5,031,312)
-----------------------------------------------------------------------------------------------------------
      Net increase                            358,261   $     13,158,740         140,103   $     5,445,158
===========================================================================================================
Class Y
Shares sold                                 3,786,728   $    153,974,662       1,259,841   $    53,659,652
Reinvestment of distributions                 408,753         15,234,225         279,012        10,901,002
Less shares repurchased                    (1,294,740)       (51,999,611)     (1,927,719)      (79,053,463)
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease)               2,900,741   $    117,209,276        (388,866)  $   (14,492,809)
===========================================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class K shares commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 29

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                            Year           Year         Year         Year           Year
                                                            Ended          Ended        Ended        Ended          Ended
                                                            11/30/15       11/30/14     11/30/13 (a) 11/30/12 (a)   11/30/11 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $    36.92     $    37.55   $  31.75     $   29.64      $   28.02
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                             $    (0.15)(b) $    (0.17)  $  (0.14)    $   (0.18)     $   (0.15)
   Net realized and unrealized gain (loss) on investments         1.30           5.16      11.11          2.29           1.77
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $     1.15     $     4.99   $  10.97     $    2.11      $    1.62
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                        $    (3.07)    $    (5.62)  $  (5.17)    $      --      $      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $    (3.07)    $    (5.62)  $  (5.17)    $      --      $      --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $    (1.92)    $    (0.63)  $   5.80     $    2.11      $    1.62
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    35.00     $    36.92   $  37.55     $   31.75      $   29.64
====================================================================================================================================
Total return*                                                     3.13%(c)      13.30%     36.96%         7.11%(d)       5.79%(e)
Ratio of net expenses to average net assets                       1.06%          1.09%      1.12%         1.16%          1.15%
Ratio of net investment income (loss) to average net assets      (0.40)%        (0.48)%    (0.56)%       (0.54)%        (0.44)%
Portfolio turnover rate                                             91%           105%       100%           86%            81%
Net assets, end of period (in thousands)                    $1,009,964     $1,016,065   $946,725     $ 335,702      $ 362,504
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.10%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.02%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 5.61%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year         Year       Year          Year            Year
                                                             Ended        Ended      Ended         Ended           Ended
                                                             11/30/15     11/30/14   11/30/13 (a)  11/30/12 (a)    11/30/11 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 29.47      $ 31.23    $ 27.15       $  25.60        $  24.43
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.37)(b)  $ (0.34)   $ (0.24)      $  (0.44)       $  (0.38)
   Net realized and unrealized gain (loss) on investments       1.04         4.20       9.27           1.99            1.55
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  0.67      $  3.86    $  9.03       $   1.55        $   1.17
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $ (3.07)     $ (5.62)   $ (4.95)      $     --        $     --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (3.07)     $ (5.62)   $ (4.95)      $     --        $     --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (2.40)     $ (1.76)   $  4.08       $   1.55        $   1.17
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 27.07      $ 29.47    $ 31.23       $  27.15        $  25.60
====================================================================================================================================
Total return*                                                   2.29%(c)    12.37%     35.76%          6.05%(d)        4.80%(e)
Ratio of net expenses to average net assets                     1.87%        1.91%      1.97%          2.16%           2.07%
Ratio of net investment income (loss) to average net assets    (1.20)%      (1.30)%    (1.43)%        (1.54)%         (1.37)%
Portfolio turnover rate                                           91%         105%       100%            86%             81%
Net assets, end of period (in thousands)                     $69,528      $71,942    $66,069       $ 12,761        $ 13,090
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.25%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 5.97%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 4.67%.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 31

-----------------------------------------------------------------------------------
                                                                    12/31/14
                                                                    to 11/30/15
-----------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                                $ 37.00
-----------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                      $   0.01(a)
  Net realized and unrealized gain (loss) on investments                1.19
-----------------------------------------------------------------------------------
Net increase (decrease) from investment operations                  $   1.20
-----------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                                                 $ (3.07)
-----------------------------------------------------------------------------------
Total distributions                                                 $ (3.07)
-----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $ (1.87)
-----------------------------------------------------------------------------------
Net asset value, end of period                                      $ 35.13
===================================================================================
Total return*                                                          3.25%***(b)
Ratio of net expenses to average net assets                            0.67%**
Ratio of net investment income (loss) to average net assets            0.03%**
Portfolio turnover rate                                                  91%
Net assets, end of period (in thousands)                            $11,973
===================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

***  Not annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.23%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

-----------------------------------------------------------------------------------
                                             Year         Year
                                             Ended        Ended      6/7/2013 (a)
                                             11/30/15     11/30/14   to 11/30/13
-----------------------------------------------------------------------------------
Class R
Net asset value, beginning of period         $ 36.19      $ 37.05    $ 33.86
-----------------------------------------------------------------------------------
Increase (decrease) from
  investment operations:
  Net investment income (loss)               $ (0.29)(b)  $ (0.23)   $ (0.17)
  Net realized and unrealized gain
     (loss) on investments                      1.28         4.99       5.12
-----------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                      $  0.99      $  4.76    $  4.95
-----------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                          $ (3.07)     $ (5.62)   $ (1.76)
-----------------------------------------------------------------------------------
Total distributions                          $ (3.07)     $ (5.62)   $ (1.76)
-----------------------------------------------------------------------------------
Net increase (decrease) in net asset value   $ (2.08)     $ (0.86)   $  3.19
-----------------------------------------------------------------------------------
Net asset value, end of period               $ 34.11      $ 36.19    $ 37.05
===================================================================================
Total return*                                   2.75%(c)    12.85%     14.62%***
Ratio of net expenses to average net assets     1.45%        1.49%      1.52%**
Ratio of net investment income (loss)
  to average net assets                        (0.77)%      (0.87)%    (1.00)%**
Portfolio turnover rate                           91%         105%       100%
Net assets, end of period (in thousands)     $25,973      $14,591    $ 9,746
===================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

***  Not annualized.

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.72%.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 33

----------------------------------------------------------------------------------------------------------------------------------
                                                             Year          Year        Year         Year           Year
                                                             Ended         Ended       Ended        Ended          Ended
                                                             11/30/15      11/30/14    11/30/13 (a) 11/30/12 (a)   11/30/11 (a)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  39.08      $  39.32    $  32.95     $   30.63      $  28.84
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.04)(b)  $  (0.03)   $  (0.06)    $   (0.04)     $  (0.00)(c)
   Net realized and unrealized gain (loss) on investments        1.37          5.41       11.63          2.36          1.79
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   1.33      $   5.38    $  11.57     $    2.32      $   1.79
----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $  (3.07)     $  (5.62)   $  (5.20)    $      --      $     --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.07)     $  (5.62)   $  (5.20)    $      --      $     --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (1.74)     $  (0.24)   $   6.37     $    2.32      $   1.79
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  37.34      $  39.08    $  39.32     $   32.95      $  30.63
==================================================================================================================================
Total return*                                                    3.42%(d)     13.69%      37.40%         7.60%(e)      6.20%(f)
Ratio of net expenses to average net assets                      0.77%         0.76%       0.76%         0.73%         0.71%
Ratio of net investment income (loss) to average net assets     (0.09)%       (0.16)%     (0.18)%       (0.11)%       (0.00)%(g)
Portfolio turnover rate                                            91%          105%        100%           86%           81%
Net assets, end of period (in thousands)                     $206,479      $102,721    $118,651     $ 102,042      $ 83,460
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c)  Rounds to less than $0.01 or $(0.01) per share.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.39%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.52%.

(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 6.08%.

(g)  Amount rounds to less than 0.01% or (0.01)%.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Notes to Financial Statements | 11/30/15

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust II (the Trust), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offered five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Class K shares commenced operations on December 31, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 35

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At November 30, 2015, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker dealers).

36 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2015, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At November 30, 2015, the Fund reclassified $6,020,146 to decrease paid in capital, $5,046,239 to increase undistributed net investment income, and $973,907 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

     The tax character of distributions during the year ended November 30, 2015, and November 30, 2014, was as follows:

     ---------------------------------------------------------------------------
                                                          2015              2014
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary Income                              $         --      $  3,202,734
     Long-term capital gain                        107,708,907       159,324,451
     ---------------------------------------------------------------------------
          Total                                   $107,708,907      $162,527,185
     ===========================================================================

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 37

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2015:

     ---------------------------------------------------------------------------
                                                                            2015
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed long-term gain                                   $ 19,833,838
     Net unrealized appreciation                                     198,477,714
     ---------------------------------------------------------------------------
          Total                                                     $218,311,552
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships and other holdings.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $75,813 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent, for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other

38 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. For the year ended November 30, 2015, the effective management fee was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $114,217 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2015.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Fund at negotiated rates.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $  712,767
Class C                                                                   99,285
Class R                                                                   42,835
Class Y                                                                  169,601
--------------------------------------------------------------------------------
  Total                                                               $1,024,488
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $178,192 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2015.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 39

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $48,372 in distribution fees payable to PFD at November 30, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2015, CDSCs in the amount of $5,569 were paid to PFD.

5. Expense Offset Arrangements

The Fund entered into certain expense offset arrangements with PIMSS. For the year ended November 30, 2015, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit

40 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 facility in effect until June 9, 2015, was in the amount of $215 million. As of June 9, 2015, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended November 30, 2015, the Fund had no borrowings under the credit facility.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust II and Shareowners of Pioneer Select Mid Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Mid Cap Growth Fund (one of the funds constituting Pioneer Series Trust II), as of November 30, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended November 30, 2013, 2012, and 2011 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 24, 2014.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Mid Cap Growth Fund as of November 30, 2015, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2016

42 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Additional Information (unaudited)

PIM, the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit. On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's current investment advisory agreement with PIM to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 43

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Select Mid Cap Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

44 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 45

Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the second quintile relative to its Morningstar peer group and in the first quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its

46 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 47

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

48 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 49

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service    Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (65)          Trustee since 2006.  Private investor (2004 - 2008 and 2013 -           Director, Broadridge Financial
Chairman of the Board         Serves until a       present); Chairman (2008 - 2013) and Chief         Solutions, Inc. (investor
and Trustee                   successor trustee    Executive Officer (2008 - 2012), Quadriserv,       communications and securities
                              is elected or        Inc. (technology products for securities lending   processing provider for
                              earlier retirement   industry); and Senior Executive Vice President,    financial services industry)
                              or removal.          The Bank of New York (financial and securities     (2009 - present); Director,
                                                   services) (1986 - 2004)                            Quadriserv, Inc. (2005 -
                                                                                                      2013); and Commissioner, New
                                                                                                      Jersey State Civil Service
                                                                                                      Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)            Trustee since 2005.  Managing Partner, Federal City Capital Advisors    Director of New York Mortgage
Trustee                       Serves until a       (corporate advisory services company) (1997 -      Trust (publicly-traded
                              successor trustee    2004 and 2008 - present); Interim Chief            mortgage REIT) (2004 - 2009,
                              is elected or        Executive Officer, Oxford Analytica, Inc.          2012 - present); Director of
                              earlier retirement   (privately-held research and consulting company)   The Swiss Helvetia Fund, Inc.
                              or removal.          (2010); Executive Vice President and Chief         (closed-end fund) (2010 -
                                                   Financial Officer, I-trax, Inc. (publicly traded   present); Director of Oxford
                                                   health care services company) (2004 - 2007); and   Analytica, Inc. (2008 -
                                                   Executive Vice President and Chief Financial       present); and Director of
                                                   Officer, Pedestal Inc. (internet-based mortgage    Enterprise Community
                                                   trading company) (2000 - 2002); Private            Investment, Inc.
                                                   consultant (1995-1997), Managing Director,         (privately-held affordable
                                                   Lehman Brothers (investment banking firm)          housing finance company) (1985
                                                   (1992-1995); and Executive, The World Bank         - 2010)
                                                   (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (71)     Trustee since 2008.  William Joseph Maier Professor of Political        Trustee, Mellon Institutional
Trustee                       Serves until a       Economy, Harvard University (1972 - present)       Funds Investment Trust and
                              successor trustee                                                       Mellon Institutional Funds
                              is elected or                                                           Master Portfolio (oversaw 17
                              earlier retirement                                                      portfolios in fund complex)
                              or removal.                                                             (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

50 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service    Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (68)     Trustee since 2004.  Founding Director, Vice President and Corporate    None
Trustee                       Serves until a       Secretary, The Winthrop Group, Inc. (consulting
                              successor trustee    firm) (1982 - present); Desautels Faculty of
                              is elected or        Management, McGill University (1999 - present);
                              earlier retirement   and Manager of Research Operations and
                              or removal.          Organizational Learning, Xerox PARC, Xerox's
                                                   advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (67)      Trustee since 2004.  President and Chief Executive Officer, Newbury,    Director of New America High
Trustee                       Serves until a       Piret & Company, Inc. (investment banking firm)    Income Fund, Inc.
                              successor trustee    (1981 - present)                                   (closed-end investment
                              is elected or                                                           company) (2004 - present);
                              earlier retirement                                                      and Member, Board of
                              or removal.                                                             Governors, Investment
                                                                                                      Company Institute (2000 -
                                                                                                      2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (68)        Trustee since 2014.  Consultant (investment company services) (2012 -   None
Trustee                       Serves until a       present); Executive Vice President, BNY Mellon
                              successor trustee    (financial and investment company services)
                              is elected or        (1969 - 2012); Director, BNY International
                              earlier retirement   Financing Corp. (financial services) (2002 -
                              or removal.          2012); and Director, Mellon Overseas Investment
                                                   Corp. (financial services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 51

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service     Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (57)*      Trustee since 2014.   Director and Executive Vice President (since       None
Trustee                      Serves until a        2008) and Chief Investment Officer, U.S. (since
                             successor trustee is  2010) of PIM-USA; Executive Vice President of
                             elected or earlier    Pioneer (since 2008); Executive Vice President
                             retirement or         of Pioneer Institutional Asset Management, Inc.
                             removal.              (since 2009); and Portfolio Manager of Pioneer
                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

52 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service     Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (59)**      Advisory Trustee      Chief Investment Officer, 1199 SEIU Funds          Trustee of Pioneer
Advisory Trustee             since 2014.           (healthcare workers union pension funds) (2001 -   closed-end investment
                                                   present); Vice President - International           companies (5 portfolios)
                                                   Investments Group, American International Group,   (Sept. 2015 - present)
                                                   Inc. (insurance company) (1993 - 2001); Vice
                                                   President Corporate Finance and Treasury Group,
                                                   Citibank, N.A.(1980 - 1986 and 1990 - 1993);
                                                   Vice President - Asset/Liability Management
                                                   Group, Federal Farm Funding Corporation
                                                   (government-sponsored issuer of debt securities)
                                                   (1988 - 1990); Mortgage Strategies Group,
                                                   Shearson Lehman Hutton, Inc. (investment bank)
                                                   (1987 - 1988); and Mortgage Strategies Group,
                                                   Drexel Burnham Lambert, Ltd. (investment bank)
                                                   (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 53

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service      Principal Occupation                              Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (53)           Since 2014. Serves     Chair, Director, CEO and President of Pioneer     Trustee of Pioneer closed-end
President and Chief          at the discretion of   Investment Management-USA (since September        investment companies (5
Executive Officer            the Board.             2014); Chair, Director, CEO and President of      portfolios) (Sept. 2015 -
                                                    Pioneer Investment Management, Inc. (since        present)
                                                    September 2014); Chair, Director, CEO and
                                                    President of Pioneer Funds Distributor, Inc.
                                                    (since September 2014); Chair, Director, CEO
                                                    and President of Pioneer Institutional Asset
                                                    Management, Inc. (since September 2014); and
                                                    Chair, Director, and CEO of Pioneer Investment
                                                    Management Shareholder Services, Inc. (since
                                                    September 2014); Managing Director, Morgan
                                                    Stanley Investment Management (2010 - 2013);
                                                    and Director of Institutional Business, CEO of
                                                    International, Eaton Vance Management (2005 -
                                                    2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)   Since 2004. Serves     Vice President and Associate General Counsel of   None
Secretary and Chief          at the discretion of   Pioneer since January 2008; Secretary and Chief
Legal Officer                the Board.             Legal Officer of all of the Pioneer Funds since
                                                    June 2010; Assistant Secretary of all of the
                                                    Pioneer Funds from September 2003 to May 2010;
                                                    and Vice President and Senior Counsel of
                                                    Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (54)       Since 2010. Serves     Fund Governance Director of Pioneer since         None
Assistant Secretary          at the discretion of   December 2006 and Assistant Secretary of all
                             the Board.             the Pioneer Funds since June 2010; Manager -
                                                    Fund Governance of Pioneer from December 2003
                                                    to November 2006; and Senior Paralegal of
                                                    Pioneer from January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (53)            Since 2010. Serves     Senior Counsel of Pioneer since May 2013 and      None
Assistant Secretary          at the discretion of   Assistant Secretary of all the Pioneer Funds
                             the Board.             since June 2010; and Counsel of Pioneer from
                                                    June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------

54 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service      Principal Occupation                              Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (56)         Since 2008. Serves     Vice President - Fund Treasury of Pioneer;        None
Treasurer and Chief          at the discretion of   Treasurer of all of the Pioneer Funds since
Financial                    the Board.             March 2008; Deputy Treasurer of Pioneer from
and Accounting Officer                              March 2004 to February 2008; and Assistant
                                                    Treasurer of all of the Pioneer Funds from
                                                    March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (50)        Since 2004. Serves     Director - Fund Treasury of Pioneer; and          None
Assistant Treasurer          at the discretion of   Assistant Treasurer of all of the Pioneer Funds
                             the Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (57)           Since 2004. Serves     Fund Accounting Manager - Fund Treasury of        None
Assistant Treasurer          at the discretion of   Pioneer; and Assistant Treasurer of all of the
                             the Board.             Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (36)        Since 2009. Serves     Fund Administration Manager - Fund Treasury of    None
Assistant Treasurer          at the discretion of   Pioneer since November 2008; Assistant
                             the Board.             Treasurer of all of the Pioneer Funds since
                                                    January 2009; and Client Service Manager -
                                                    Institutional Investor Services at State Street
                                                    Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (63)         Since 2010. Serves     Chief Compliance Officer of Pioneer and of all    None
Chief Compliance Officer     at the discretion of   the Pioneer Funds since March 2010; Chief
                             the Board.             Compliance Officer of Pioneer Institutional
                                                    Asset Management, Inc. since January 2012;
                                                    Chief Compliance Officer of Vanderbilt Capital
                                                    Advisors, LLC since July 2012: Director of
                                                    Adviser and Portfolio Compliance at Pioneer
                                                    since October 2005; and Senior Compliance
                                                    Officer for Columbia Management Advisers, Inc.
                                                    from October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (44)         Since 2006. Serves     Director - Transfer Agency Compliance of          None
Anti-Money Laundering        at the discretion of   Pioneer and Anti-Money Laundering Officer of
Officer                      the Board.             all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 55

                           This page for your notes.

56 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

                           This page for your notes.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 57

                           This page for your notes.

58 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

                           This page for your notes.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15 59

                           This page for your notes.

60 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investment(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 23474-06-0116

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Series Trust II
The audit fees for the Fund were $24,077 payable to Deloitte & Touche LLP for the year ended
November 30, 2015 and $23,818 for the year ended November 30, 2014.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2015 or 2014.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Series Trust II
The tax fees for the Fund were $7,100
payable to Deloitte & Touche LLP for the year ended
November 30, 2015 and $7,100 for the year ended November 30, 2014.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2015 or 2014.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30 2015 and 2014, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $7,100 payable to Deloitte & Touche LLP for the year ended
November 30, 2015 and $7,100 for the year ended November 30, 2014.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date January 29, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date January 29, 2016


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date January 29, 2016

* Print the name and title of each signing officer under his or her signature.